Debt and Financing Arrangements (Maturities of Long-term Debt) (Details) (USD $)	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Debt Instrument [Line Items]
2014	$ 107,765,000	$ 1,023,212,000	$ 200,248,000
Long-term Debt	14,725,411,000	4,749,096,000	4,851,785,000
Successor [Member]
Debt Instrument [Line Items]
2014	107,765,000
2015	117,801,000
2016	111,258,000
2017	168,543,000
2018	115,411,000
Thereafter	14,104,633,000
Long-term Debt	$ 14,725,411,000